Risk Management Arising From Financial Instruments (Schedule of Fair Value Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	$ 37,351	$ 21,080
Other financial liabilities	24,365	22,547
Cash and Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	21,511	10,338
Restricted Cash [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	435	405
Restricted Cash - Non-current [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	468	535
Trade and Other Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	14,937	9,802
Trade and Other Payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	9,736	7,235
Current Portion of Long-term Debt and Repayable Government Contribution [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	3,092	3,154
DSU Liability [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,406	456
Operating Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,200	2,111
Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	409	325
Non-current Portion of Long-term Debt [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	8,148	8,864
Post-retirement Benefit Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	330	377
Capital Lease [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 44	$ 25